General (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of principal subsidiaries

Details of the Company’s principal subsidiaries are as follows:-

Name	Principal activities	Country of business/incorporation

BeLive BVI	Investment holding	British Virgin Islands

BeLive SG	Development of other software and programming activities	Singapore

BeLive Vietnam	Computer programming and system administration	Vietnam